Leases	12 Months Ended
Mar. 31, 2026
Presentation of leases for lessee [abstract]
Leases

15. Leases

The Group has no significant sublease arrangements. For cash flows related to leases, refer to Note 22, Borrowings and Lease Liabilities.

Group as a lessee

(1)
Nature of the Leases

The Group enters into lease contracts primarily for the use of rental offices as well as company housing for employees. Some of the lease agreements include extension and termination options, but there are no purchase options, escalation clauses, or significant restrictions on additional borrowings or additional leases imposed by the lease agreement.

The majority of the extension options are for the same period as the original lease contract, and termination options are for early termination with advance notification of three or six months. These options are exercised as necessary to enable the Group to utilize the underlying asset in its business. In determining the lease term, all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease are considered. Right-of-use assets and lease liabilities are measured reflecting the lease term based on the management’s best estimate about whether an extension or termination option will be exercised at the lease commencement date or when the management reassess the lease terms.

(2)
Lease-related Expenses

Lease-related expenses are as follows:

		(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Depreciation expenses on right-of-use assets –Buildings	2,541	2,732	3,045
Depreciation expenses on right-of-use assets – Other	64	90	83
Interest expenses on lease liabilities	72	92	195
Expenses relating to short-term leases	208	167	130
Expenses relating to leases of low-value assets excluding short-term lease expenses	186	176	138
Total lease-related expenses	3,071	3,257	3,591
Total cash outflow	2,832	3,038	3,207

Refer to Note 36, Financial Instruments for the maturity analysis of the financial liabilities including lease liabilities.

(3)
Book Value of Right-of-use Assets

The movements of the book value of right-of-use assets are as follows:

		(In millions of yen)
	Buildings	Other	Total
Balance as of April 1, 2024	8,440	412	8,852
Increase due to new lease agreements and remeasurement of lease liabilities	9,026	43	9,069
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(207)	—	(207)
Depreciation	(2,732)	(90)	(2,822)
Other	(61)	(32)	(93)
Balance as of March 31, 2025	14,466	333	14,799
Increase due to new lease agreements and remeasurement of lease liabilities	577	—	577
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(104)	—	(104)
Depreciation	(3,045)	(83)	(3,128)
Other	31	—	31
Balance as of March 31, 2026	11,925	250	12,175